Sehrish Siddiqui	The Tower at Peabody Place
phone: (901) 543-5979	100 Peabody Place, Suite 900
fax: (877) 521-2816	Memphis, TN 38103-3672
e-mail: ssiddiqui@bassberry.com	(901) 543-5900
March 11, 2010

United States Securities & Exchange Commission	VIA EDGAR and FEDEX
Division of Investment Management 100 F. Street, N.E. Washington, D.C. 20549-4041
     Re:      Triangle Capital Corporation’s Preliminary Proxy Statement on Schedule 14A
Ladies and Gentlemen:
     On behalf of Triangle Capital Corporation (the “Company”), please find enclosed a copy of the Company’s Preliminary Proxy Statement on Schedule 14A, filed via EDGAR today, March 11, 2010. We have also filed this cover letter via EDGAR.
     Should you have any questions regarding the enclosed, please do not hesitate to contact me by telephone directly at 901-543-5979, by email at ssiddiqui@bassberry.com, or by fax at 877-521-2816.
Best regards,
/s/ Sehrish Siddiqui
Sehrish Siddiqui
Enclosure

cc:	Steven C. Lilly (via email) C. Robert Knox, Jr. (via email) John A. Good, Esq. (via email)